Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 420		$ 2,250	$ 24,538,027	$ (24,346,361)	$ 194,336
Beginning balance, shares at Dec. 31, 2018	42,030,331		224,989,794
Balance, shares to be issued at Dec. 31, 2018			1,000,000
Common shares issued on settlement of restricted stock units and award of stock bonuses, vested restricted stock units canceled			$ 23	(23)
Common shares issued on settlement of restricted stock units and award of stock bonuses, vested restricted stock units canceled, shares			2,240,000
Common shares issued on settlement of restricted stock units and award of stock bonuses, vested restricted stock units canceled, shares to be issued			560,000
Common shares issued as compensation for services			$ 10	74,990		75,000
Common shares issued as compensation for services, shares			986,844
Fair value of vested restricted stock units awarded to employees				278,906		278,906
Fair value of vested stock options granted to employees and directors				390,484		390,484
Fair value of vested incentive stock bonuses awarded to employees				44,209		44,209
Net loss					(1,338,566)	(1,338,566)
Ending balance, value at Dec. 31, 2019	$ 420	$ 420	$ 2,283	25,326,593	(25,684,927)	(355,631)
Ending balance, shares at Dec. 31, 2019	42,030,331	42,030,331	228,216,638
Balance, shares to be issued at Dec. 31, 2019			1,560,000
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares to be issued			(1,560,000)
Fair value of vested stock options accrued in 2019 and issued to employees and directors in 2020				503,466		503,466
Common shares issued in settlement of restricted stock units and award of stock bonuses			$ 83	(83)
Common shares issued in settlement of restricted stock units and award of stock bonuses, shares			8,310,000
Fair value of vested restricted stock units awarded to employees				25,163		25,163
Fair value of vested stock options granted to employees and directors				227,594		227,594
Net loss					(1,822,269)	(1,822,269)
Ending balance, value at Sep. 30, 2020		$ 420	$ 2,366	26,082,733	(27,507,196)	(1,421,677)
Ending balance, shares at Sep. 30, 2020		42,030,331	236,526,638
Balance, shares to be issued at Sep. 30, 2020
Beginning balance, value at Dec. 31, 2019	$ 420	$ 420	$ 2,283	25,326,593	(25,684,927)	(355,631)
Beginning balance, shares at Dec. 31, 2019	42,030,331	42,030,331	228,216,638
Balance, shares to be issued at Dec. 31, 2019			1,560,000
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses			$ 83	(83)
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares			8,310,000
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares to be issued			(1,560,000)
Fair value of vested stock options accrued in 2019 and issued to employees and directors in 2020				503,466		503,466
Fair value of vested restricted stock units awarded to employees				25,163		25,163
Fair value of vested stock options granted to employees and directors				252,020		252,020
Net loss					(1,758,716)	(1,758,716)
Ending balance, value at Dec. 31, 2020	$ 420	$ 420	$ 2,366	26,107,159	(27,443,643)	(1,333,698)
Ending balance, shares at Dec. 31, 2020	42,030,331	42,030,331	236,526,638
Balance, shares to be issued at Dec. 31, 2020
Beginning balance, value at Jun. 30, 2020		$ 420	$ 2,366	26,058,307	(27,236,757)	(1,175,664)
Beginning balance, shares at Jun. 30, 2020		42,030,331	236,526,638
Balance, shares to be issued at Jun. 30, 2020
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses
Common shares issued or to be issued on settlement of restricted stock units and award of stock bonuses, shares to be issued
Fair value of vested stock options granted to employees and directors				24,426		24,426
Net loss					(270,439)	(270,439)
Ending balance, value at Sep. 30, 2020		$ 420	$ 2,366	26,082,733	(27,507,196)	(1,421,677)
Ending balance, shares at Sep. 30, 2020		42,030,331	236,526,638
Balance, shares to be issued at Sep. 30, 2020
Beginning balance, value at Dec. 31, 2020	$ 420	$ 420	$ 2,366	26,107,159	(27,443,643)	(1,333,698)
Beginning balance, shares at Dec. 31, 2020	42,030,331	42,030,331	236,526,638
Balance, shares to be issued at Dec. 31, 2020
Common shares issued in settlement of legal dispute			$ 10	66,990		67,000
Common shares to be issued in settlement of legal dispute, shares			1,000,000
Fair value of vested stock options granted to employees				158,315		158,315
Fair value of vested stock options granted to directors				21,174		21,174
Issuance of series B preferred stock and warrants, net				927,721		927,721
Accrued dividends				(1,447)		(1,447)
Adjustment to redemption value				(2,262,847)		(2,262,847)
Net loss					(936,031)	(936,031)
Ending balance, value at Sep. 30, 2021		$ 420	$ 2,376	25,017,065	(28,379,674)	(3,359,813)
Ending balance, shares at Sep. 30, 2021		42,030,331	237,526,638
Balance, shares to be issued at Sep. 30, 2021
Beginning balance, value at Jun. 30, 2021		$ 420	$ 2,376	26,324,331	(27,971,769)	(1,644,642)
Beginning balance, shares at Jun. 30, 2021		42,030,331	237,526,638
Balance, shares to be issued at Jun. 30, 2021
Fair value of vested stock options granted to employees				14,545		14,545
Fair value of vested stock options granted to directors				14,762		14,762
Issuance of series B preferred stock and warrants, net				927,721		927,721
Accrued dividends				(1,447)		(1,447)
Adjustment to redemption value				(2,262,847)		(2,262,847)
Net loss					(407,905)	(407,905)
Ending balance, value at Sep. 30, 2021		$ 420	$ 2,376	$ 25,017,065	$ (28,379,674)	$ (3,359,813)
Ending balance, shares at Sep. 30, 2021		42,030,331	237,526,638
Balance, shares to be issued at Sep. 30, 2021